Inventories, Net (Details) - Schedule of Allowance for Inventory Valuation - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Inventory Valuation [Abstract]
Beginning balance	$ 13,092	$ 10,750	$ 12,755
Additions	10,525	4,580	1,259
Reductions	(1,995)	(2,238)	(3,264)
Ending balance	$ 21,621	$ 13,092	$ 10,750